BIOLOGICAL ASSETS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Biological Assets [Abstract]
Opening Balance	$ 3,898,991	$ 3,826,597
Changes in Biological Assets
Additions through acquisition and costs of new plantations	182,322	137,439
Increase due to non-cash capital distribution from Vale do Corisco S.A. (see Note 15)	127,927
Sales	(5,289)	(1,351)
Harvest	(341,108)	(326,494)
Gain (losses) arising from changes in fair value less costs to sale	83,031	208,562	$ 210,479
Increases (decreases) in Foreign Currency Translation	(5,792)	69,068
Loss of forest due to fire	(173,139)	(15,193)
Other Increases (decreases)	(1)	363
Total Changes	(132,049)	72,394	(5,686)
Closing Balance	$ 3,766,942	$ 3,898,991	$ 3,826,597